Note 13 - Finance Lease Liabilities and Other Loans - Finance Lease Liabilities and Other Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Outstanding		$ 55,907	$ 4,269
Lease liabilities [member]
Statement Line Items [Line Items]
Outstanding		12,003	229
Interest bearing loans [member]
Statement Line Items [Line Items]
Outstanding	[1]	$ 43,904	$ 4,040
Interest bearing loans [member] | Bottom of range [member]
Statement Line Items [Line Items]
Interest rate	[1]	2.00%
Maturity	[1]	January 2020
Interest bearing loans [member] | Top of range [member]
Statement Line Items [Line Items]
Interest rate	[1]	9.00%
Maturity	[1]	July 2023

[1]	See Notes 18 and 19 for more information about a loan of US$42,247 thousand as of December 31, 2019.